ACQUISITION OF HORIZON AIRCRAFT, INC. (Details) - Horizon Aircraft Inc. [Member] - USD ($)	Jun. 30, 2021	May 28, 2021	Jun. 30, 2020
Assets acquired:
Cash	$ 131,896	$ 131,896	$ 0
Other Receivables	19,786	19,786	0
Prepaid Expenses	20,967	20,967	0
Property and Equipment	33,292	33,292	0
In-Process Research and Development	2,169,000	2,169,000	0
Noncompete Agreements	433,800	433,800	0
Goodwill	14,011,720	14,011,720	0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets, Total		16,820,461
Liabilities Assumed:
Promissory Note Payable	375,000	375,000	0
CEBA Loan Payable	49,677	49,677	0
Accounts Payable and Accrued Liabilities	168,031	168,031	0
Total Liabilities Assumed		592,708
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net, Total	$ 16,227,753	$ 16,227,753	$ 0